PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		¥ 95,627,577	¥ 90,371,571
Government grants		(113,949)	(109,564)
Transfer to intangible assets (note 5)		(525,216)	(76,179)
Transfer to land use rights (note 8)		(382,242)	(396,398)
Transfer to investment properties (note 7)		(11,039)	(157,150)
Transfer from investment properties (note 7)		(21,773)
Additions		10,335,155	10,763,703
Acquisition of subsidiaries		11,832,230	3,594,970
Disposal of subsidiaries		(9,519)	(265,621)
Disposals		(3,074,935)	(1,526,310)
Depreciation		(7,499,322)	(6,554,775)
Impairment loss on property, plant and equipment	$ (1,084)	(7,450)	(16,200)	¥ (57,080)
Currency translation differences		306	(470)
Property, plant and equipment at end of period	15,445,185	106,193,369	95,627,577	90,371,571
Property, plant and equipment	$ 15,445,185	95,627,577	90,371,571	90,371,571
Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		163,426,377
Property, plant and equipment at end of period		176,464,562	163,426,377
Property, plant and equipment		163,426,377	163,426,377
Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(67,798,800)
Property, plant and equipment at end of period		(70,271,193)	(67,798,800)
Property, plant and equipment		(67,798,800)	(67,798,800)
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		32,288,223	27,918,175
Reclassifications and internal transfers		3,204,611	5,334,951
Government grants		(468)	(3,585)
Transfer to investment properties (note 7)		(11,039)	(157,150)
Transfer from investment properties (note 7)		(21,773)
Additions		230,243	8,941
Acquisition of subsidiaries		4,633,728	889,597
Disposal of subsidiaries			(86,945)
Disposals		(251,212)	(37,678)
Depreciation		(1,266,607)	(1,577,363)
Impairment loss on property, plant and equipment			(564)
Currency translation differences		99	(156)
Property, plant and equipment at end of period		38,849,351	32,288,223	27,918,175
Property, plant and equipment		32,288,223	27,918,175	27,918,175
Buildings | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		48,990,555
Property, plant and equipment at end of period		56,620,994	48,990,555
Property, plant and equipment		48,990,555	48,990,555
Buildings | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(16,702,332)
Property, plant and equipment at end of period		(17,771,643)	(16,702,332)
Property, plant and equipment		(16,702,332)	(16,702,332)
Machinery
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		52,784,696	45,522,495
Reclassifications and internal transfers		3,600,371	9,722,364
Government grants		(113,481)	(105,979)
Additions		1,998,717	1,068,129
Acquisition of subsidiaries		4,026,062	2,600,315
Disposal of subsidiaries		(472)	(62,814)
Disposals		(2,505,158)	(1,140,096)
Depreciation		(6,087,890)	(4,803,886)
Impairment loss on property, plant and equipment		(7,061)	(15,636)
Currency translation differences		146	(196)
Property, plant and equipment at end of period		53,695,930	52,784,696	45,522,495
Property, plant and equipment		52,784,696	45,522,495	45,522,495
Machinery | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		101,005,277
Property, plant and equipment at end of period		103,608,492	101,005,277
Property, plant and equipment		101,005,277	101,005,277
Machinery | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(48,220,581)
Property, plant and equipment at end of period		(49,912,562)	(48,220,581)
Property, plant and equipment		(48,220,581)	(48,220,581)
Transportation facilities
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		541,908	656,467
Reclassifications and internal transfers		75,277	9,064
Additions		31,668	36,667
Acquisition of subsidiaries		17,443	3,410
Disposal of subsidiaries		(101)	(5,269)
Disposals		(39,827)	(13,084)
Depreciation		(116,807)	(145,287)
Currency translation differences		34	(60)
Property, plant and equipment at end of period		509,595	541,908	656,467
Property, plant and equipment		541,908	656,467	656,467
Transportation facilities | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		2,873,825
Property, plant and equipment at end of period		2,538,835	2,873,825
Property, plant and equipment		2,873,825	2,873,825
Transportation facilities | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(2,331,917)
Property, plant and equipment at end of period		(2,029,240)	(2,331,917)
Property, plant and equipment		(2,331,917)	(2,331,917)
Office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		129,625	100,202
Reclassifications and internal transfers		5,149	11,439
Additions		48,912	47,804
Acquisition of subsidiaries		5,937	1,714
Disposal of subsidiaries		(53)	(2,114)
Disposals		(3,347)	(1,123)
Depreciation		(28,018)	(28,239)
Currency translation differences		27	(58)
Property, plant and equipment at end of period		158,232	129,625	100,202
Property, plant and equipment		129,625	100,202	100,202
Office and other equipment | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		561,597
Property, plant and equipment at end of period		603,593	561,597
Property, plant and equipment		561,597	561,597
Office and other equipment | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(431,972)
Property, plant and equipment at end of period		(445,361)	(431,972)
Property, plant and equipment		(431,972)	(431,972)
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		9,883,125	16,174,232
Reclassifications and internal transfers		(6,885,408)	(15,077,818)
Transfer to intangible assets (note 5)		(525,216)	(76,179)
Transfer to land use rights (note 8)		(382,242)	(396,398)
Additions		8,025,615	9,602,162
Acquisition of subsidiaries		3,149,060	99,934
Disposal of subsidiaries		(8,893)	(108,479)
Disposals		(275,391)	(334,329)
Impairment loss on property, plant and equipment		(389)
Property, plant and equipment at end of period		12,980,261	9,883,125	16,174,232
Property, plant and equipment		9,883,125	16,174,232	¥ 16,174,232
Construction in progress | Gross
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		9,995,123
Property, plant and equipment at end of period		13,092,648	9,995,123
Property, plant and equipment		9,995,123	9,995,123
Construction in progress | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period		(111,998)
Property, plant and equipment at end of period		(112,387)	(111,998)
Property, plant and equipment		¥ (111,998)	¥ (111,998)